Long term debt: (Tables)	12 Months Ended
Dec. 31, 2017
Borrowings [abstract]
Disclosure of detailed information about borrowings [text block]
At December 31, 2017, the Company has used the total amount of these credit lines as shown below:

									Term
	Credit line		Credit line		Principal		Commissions and						Fair
Bank	foreign currency		used in pesos		amortization		interests - Net		Short		Long		value

BBVA Bancomer, S. A. (*)			Ps	2,000,000	Ps		Ps	14,875	Ps	14,875	Ps	2,000,000	Ps	2,089,786
BBVA Bancomer, S. A				4,000,000		4,000,000
Santander				2,000,000				(10,576)		2,957		1,986,467		2,091,065
BBVA Bancomer, S. A. *	USD	72,500		1,425,560				3,215		5,675		1,423,100		1,540,499
Bank of America Merrill
Lynch (*)	USD	72,500		1,425,560				3,215		5,675		1,423,100		1,535,374

Total Mexico	USD	145,000	Ps	10,851,120	Ps.	4,000,000	Ps	10,729	Ps	29,182	Ps	6,832,667	Ps.	7,256,724

Bancolombia	COP	150,000,000		1,295,381				(2,595	Ps.	103,100	Ps.	1,189,686	Ps.	1,204,983
CorpBanca		102,000,000		718,021				(633)		2,840		810,284		819,389
Banco Bogotá		37,000,000		813,757				(1,047)		34,159		714,374		297,229
Banco Davivienda		90,000,000		328,112				(1,159)		2,488		292,905		722,990
Banco de Occidente		37,000,000		295,186				(1,258)		1,031		292,898		297,229
Banco Popular		8,000,000		63,824				(941)		369		62,514		64,266
Banco AV Villas		8,000,000		63,824				(49)		223		63,552		64,266
Serfinansa		8,000,000		63,824				(1,243)		79		62,502		64,266

Total Airplan	COP	440,000,000	Ps	3,641,929			Ps	(8,925)	Ps	144,289	Ps	3,488,715	Ps	3,534,614

			Ps	14,493,049	Ps	4,000,000	Ps	1,804	Ps.	173,471	Ps	10,321,382	Ps	10,791,338

(*) The following variables were used to determine the fair values of the loans at December 31, 2017:

As a result of the business combination in Airplan on October 19, 2017, a fair value of the syndicated loan, valued at its amortized cost, was determined, increasing its value by Ps.605,382. See Note 1.

Mexico:

FRA LIBOR Curve 6months
FRA TIIE curve 28
LIBOR discount curve 3 months
Implicit curve weights
Probability of default ASUR

Airplan:

Spot rate (DTF) at the start date of each of the provisions
Colombia reference rate

Level 2 of fair value hierarchy.

At December 31, 2016, the Company used the total amount of these credits as shown below:

								Term
	Credit line		Credit line		Principal	Commissions and						Fair
Bank	used in dollars		used in pesos		amortization	interests - Net		Short		Long		value

BBVA Bancomer, S. A. (*)	USD	107,500	Ps	2,216,585	Ps	Ps	13,803	Ps	29,168	Ps	2,201,220	Ps	2,387,179
Bank of America Merrill
Lynch (*)		107,500		2,216,585			13,803		29,168		2,201,220		2,378,451

	USD	215,000	Ps	4,433,170	Ps	Ps	27,606	Ps	58,336	Ps	4,402,440	Ps	4,765,630

(*)	The variables used to determine the fair values of loans are:
6-month LIBOR curve
LIBOR discount curve rating B
Credit risk of PIP credit curves

Additionally, the calculation is prepared on the basis of a Bloomberg LIBOR discount rate, with the fair value at hierarchy level 2.